AURORA 10K - CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants			$ (861,000)	$ 0	$ (28,901,000)	$ 32,790,000
Increase (Decrease) in Operating Capital [Abstract]
Accounts payable and accrued offering costs			4,648,000	(26,110,000)	(40,557,000)	(7,958,000)
Net Cash Provided by (Used in) Operating Activities, Total			(76,167,000)	978,790,000	938,223,000	361,215,000
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net Cash Provided by (Used in) Investing Activities, Total			(41,992,000)	(30,226,000)	(34,657,000)	(68,703,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net cash provided by (used in) financing activities			327,671,000	(1,499,194,000)	(1,537,100,000)	304,542,000
Net Change in Cash			208,506,000	(551,394,000)	(632,809,000)	597,089,000
Cash - Beginning of period	$ 346,065,000	$ 978,874,000	346,065,000	978,874,000	978,874,000	381,785,000
Cash - End of period			554,571,000	427,480,000	346,065,000	978,874,000
Aurora Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	(959,086)	2,795,946			8,735,542	(6,527,175)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Fair Value Adjustment of Warrants	8,089	(5,891,413)			(12,868,205)	(1,576,196)
Offering cost allocated to warrant liability					0	299,523
Expenses paid by the Sponsor					0	669,106
Interest earned on marketable securities held in Trust Account	(2,156,230)	0			(4,262,222)	(19,527)
Gain on deferred underwiting fee	0	(182,658)			(182,658)	0
Change in fair value of over-allotment option liability					0	(296,905)
Increase (Decrease) in Operating Capital [Abstract]
Related party receivable					502,956	(502,956)
Prepaid expenses and other current assets	57,917	202,299			392,798	(521,674)
Accounts payable and accrued offering costs	(1,107,150)	2,114,151			(970,649)	5,232,795
Deferred credit liability	8,750,000	0			7,500,000	0
Net Cash Provided by (Used in) Operating Activities, Total	3,343,540	(458,719)			(1,152,438)	(3,243,009)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash into Trust Account	0	(443,751)			0	(278,002,870)
Net Cash Provided by (Used in) Investing Activities, Total	263,123,592	(443,751)			0	(278,002,870)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of Units, net of underwriting discounts paid					0	238,142,813
Proceeds from sale of Private Placement Units					0	35,000,000
Proceeds from sale of Private Placement Warrants					0	6,860,057
Proceeds from promissory note - related party	0	900,100			1,400,100	1,280,654
Net cash provided by (used in) financing activities	(265,523,592)	900,100			1,400,100	281,283,524
Net Change in Cash	943,540	(2,370)			247,662	37,645
Cash - Beginning of period	285,307	37,645	$ 285,307	$ 37,645	37,645	0
Cash - End of period	1,228,847	35,275			285,307	37,645
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred Offering Cost					0	557,663
Proceeds from Promissory Note with Related Party for Offering Cost					0	105,927
Initial classification of Class A ordinary share subject to possible redemption					0	243,002,870
Deferred underwriting fee payable	0	8,322,442			8,322,442	8,505,100
Initial Classification of Warrant liability					0	14,916,913
Reclass of permanent equity to temporary equity	$ 16,999,995	$ 287,884			$ 3,625,617	$ 0